Inventories, Net	6 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES, NET

7. INVENTORIES, NET

As of September 30, 2025 and March 31, 2026, inventories and reserve of inventories consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Finished goods (1)	$70,624	$1,865,133
Raw materials (2)	351,488	244,359
Subtotal	422,112	2,109,492
Less: provision for inventories	(40,968)	(49,684)
Inventories, net	$381,144	$2,059,808

(1)	Finished goods included battery packs and electronic control systems.

(2)	Raw materials included components and parts for manufacturing electronic control systems and the provision of maintenance service.

The movement of provision for inventories was as follows for the six months ended March 31, 2025 and 2026:

	Six months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Balance at beginning of period	$42,687	$40,968
Current period addition	30,507	7,289
Charge off	(21,405)	-
Foreign currency translation adjustment	(1,437)	1,427
Balance at the end of period	$50,352	$49,684

For the six months ended March 31, 2025 and 2026, provisions for inventories of $30,507 and $7,289 were recorded respectively. $21,405 and nil were charged against the provision balance due to subsequent sales of the inventories which were written down in the previous period for the six months ended March 31, 2025 and 2026, respectively.